Subsequent Events (Details) - Subsequent Event - Scenario, Forecast - Aratana $ / shares in Units, $ in Millions	8 Months Ended
	Dec. 31, 2019 USD ($) right $ / shares shares	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Common stock right to receive converted shares (in shares) | shares	0.1481
Number of contingent value rights | right	1
Right to receive contingent payment (usd per share) | $ / shares	$ 0.25
Stock portion of merger consideration		$ 234
Maximum aggregate contingent payment	$ 12	$ 12